BORROWINGS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Accrue interest			4.54%
Principal amount	$ 1,042,000	$ 1,042,000
Financial income	2,390,000	2,270,000	$ 13,015,000
Nominal value			115,000,000
Financial expense	5,405,000	5,439,000	$ 4,054,000
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notes maturity			April 1, 2045
Accrue interest			4.00%
Conversion rate per ADS			$ 47
Principal amount			1,000
Exchange rate price per ADS			$ 22
Financial expense	$ 723,000	$ 718,000